Consolidated statements of income - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements Of Income (Loss) [Line Items]
Net sales	SFr 2,318.3	SFr 1,792.1	SFr 1,222.1
Cost of sales	(912.6)	(724.8)	(537.2)
Gross profit	1,405.7	1,067.2	684.9
Selling, general and administrative expenses	(1,194.2)	(887.0)	(599.8)
Operating result	211.6	180.2	85.1
Financial income	23.5	11.5	5.7
Financial expenses	(23.1)	(11.3)	(6.4)
Foreign exchange gain / (loss)	67.7	(111.4)	(6.5)
Income before taxes	279.6	69.1	77.9
Income tax expense (benefit)	(37.4)	10.5	(20.2)
Net income	242.3	79.6	57.7
Class A
Consolidated Statements Of Income (Loss) [Line Items]
Net income	SFr 216.3	SFr 70.9	SFr 51.4
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.75	SFr 0.25	SFr 0.18
Diluted EPS (CHF) (in CHF per share)	SFr 0.74	SFr 0.25	SFr 0.18
Class B
Consolidated Statements Of Income (Loss) [Line Items]
Net income	SFr 25.9	SFr 8.6	SFr 6.3
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.07	SFr 0.02	SFr 0.02
Diluted EPS (CHF) (in CHF per share)	SFr 0.07	SFr 0.02	SFr 0.02